CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Cash flows from operating activities
Net loss	$ (3,720)	$ (3,482)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation	25	26
Capital loss from selling property and equipment	5
Stock-based compensation and RSU's	365	447
Amortization of beneficial conversion feature and debts issuance costs in Convertible Notes	1,050	768
Waiver of salary by the Company's CEO	304
Revaluation of warrants to purchase Convertible Preferred A Shares		152
Imputed interest on convertible notes, loans from related parties and line of credit	299	217
Change in:
Other accounts receivable	(67)	38
Trade payables	404	10
Other accounts payable	291	166
Deferred IPO costs that was aborted	352
Net cash used in operating activities	(692)	(1,658)
Cash flows from investing activities
Maturity of restricted bank deposits	12
Selling of property and equipment	2
Purchase of property and equipment		(7)
Net cash (used in) provided by investing activities	14	(7)
Cash flows from financing activities
Proceeds from loan from related parties	340
Proceeds from issuance of Convertible Note, net of issuance costs	184	1,239
Proceeds from line of credit	467
Maturity of line of credit	(431)
Proceeds from conversion of warrants into Convertible Preferred A Shares, net of issuance costs		540
Deferred IPO costs that were paid		(146)
Deferred private placement costs that were paid	(4)
Net cash provided by financing activities	556	1,633
Decrease in cash and cash equivalents	(122)	(32)
Cash and cash equivalents at the beginning of the year	129	161
Cash and cash equivalents at the end of the year	7	129
Supplemental disclosure of non-cash financing activities:
Conversion of warrants into Convertible Preferred A Shares		2,873
Capitalization of deferred private placement costs	$ 86